Schedule of Revenue By Geographical Region (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue from External Customer [Line Items]
Total revenue	$ 1,673,686	$ 2,287,471
Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	582,422	662,606
Central Eastern And Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	63,264	54,205
North America [Member]
Revenue from External Customer [Line Items]
Total revenue	832,701	1,082,289
Others [Member]
Revenue from External Customer [Line Items]
Total revenue	195,299	488,371
Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	1,538,046	2,154,854
Advertising [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	563,957	640,093
Advertising [Member] | Central Eastern And Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	63,252	54,018
Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	764,298	1,028,051
Advertising [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	146,539	432,692
Programmatic Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	68,070	26,954
Content [Member]
Revenue from External Customer [Line Items]
Total revenue	67,570	105,663
Content [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	18,465	22,513
Content [Member] | Central Eastern And Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	12	187
Content [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	333	27,284
Content [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 48,760	$ 55,679